Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss)
NOTE 18	Other Comprehensive Income (Loss)

In June 1997, the FASB issued authoritative guidance under ASC 220, which established certain standards for reporting and presenting comprehensive income in the general-purpose financial statements. The purpose of ASC 220 was to report all items that met the definition of “comprehensive income” in a prominent financial statement for the same period in which they were recognized. Comprehensive income includes all changes in owners’ equity that resulted from transactions of the business entity with non-owners.

Comprehensive income is the sum of net income and other items that must bypass the income statement because they have not been realized, including items such as an unrealized holding gain or loss from available for sale securities and foreign currency translation gains or losses. These items are not part of net income, yet are important enough to be included in comprehensive income, giving the user a more comprehensive picture of the organization as a whole. Items included in comprehensive income, but not net income, are reported under the accumulated other comprehensive income section of shareholders’ equity.

Comprehensive income (loss) for TSYS consists of net income, cumulative foreign currency translation adjustments and the recognition of an overfunded or underfunded status of a defined benefit postretirement plan recorded as a component of shareholders’ equity. The income tax effects allocated to and the cumulative balance of each component of accumulated other comprehensive income (loss) are as follows:

(in thousands)	Beginning Balance	Pretax amount	Tax effect	Net-of-Tax Amount	Ending Balance
At December 31, 2009	$(6,627)	14,375	2,075	12,300	$5,673

Foreign currency translation adjustments	$6,287	(8,609)	(1,080)	(7,529)	$(1,242)
Change in accumulated OCI related to postretirement healthcare plans	(614)	(1,138)	(409)	(729)	(1,343)

At December 31, 2010	$5,673	(9,747)	(1,489)	(8,258)	$(2,585)

Foreign currency translation adjustments	$(1,242)	3,718	2,662	1,056	$(186)
Transfer from noncontrolling interest (NCI)	—	28	—	28	28
Change in accumulated OCI related to postretirement healthcare plans	(1,343)	1,651	595	1,056	(287)

At December 31, 2011	$(2,585)	5,397	3,257	2,140	$(445)

Foreign currency translation adjustments	$(186)	4,875	1,357	3,518	$3,332
Transfer from NCI	28	—	—	—	28
Change in accumulated OCI related to postretirement healthcare plans	(287)	(2,603)	(938)	(1,665)	(1,952)

At December 31, 2012	$(445)	2,272	(419)	1,853	$1,408

Consistent with its overall strategy of pursuing international investment opportunities, TSYS adopted the permanent reinvestment exception under ASC 740, “Income Taxes,” with respect to future earnings of certain foreign subsidiaries. Its decision to permanently reinvest foreign earnings offshore means TSYS will no longer allocate taxes to foreign currency translation adjustments associated with these foreign subsidiaries accumulated in other comprehensive income.